Fair Value Measurements - Assumptions Used to Record the Fair Value of the Warrants (FY) (Details) - Valuation Technique, Option Pricing Model	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Risk-free interest rate | 2019 Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	0.0533	0.0479	0.0474
Risk-free interest rate | 2022 Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	0.0452	0.0401	0.0422
Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	0	0
Dividend yield | 2019 Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	0	0	0
Dividend yield | 2022 Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	0	0	0
Expected life (in years) | 2019 Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, term	5 months 26 days	11 months 23 days	1 year 11 months 23 days
Expected life (in years) | 2022 Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, term	2 years 9 months 10 days	3 years 3 months 10 days	4 years 3 months 10 days
Expected volatility | 2019 Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	1.1052	0.8367	0.7992
Expected volatility | 2022 Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, measurement input	0.8723	0.8409	0.9805